Net Employee Defined Benefit Liabilities - Schedule of Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined benefit obligation [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	$ 2,876	$ 3,135
Current service cost	101	126
Net interest expense	138	150
Past service cost and effect of settlements
Total expense recognized in profit or loss for the period	239	276
Payments from the plan	(899)	(537)
Return on plan assets (excluding amounts included in net interest expenses)
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions	27	(13)
Actuarial gain (loss) arising from experience adjustments	(58)	36
Total effect on other comprehensive income for the period	(32)	23
Effect of changes in foreign exchange rates	(692)	(21)
by employer
by plan’s participants
Balance at ending	2,539	2,876
Fair value of plan assets [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	(2,225)	(2,266)
Current service cost
Net interest expense	(109)	(108)
Past service cost and effect of settlements	31	28
Total expense recognized in profit or loss for the period	(79)	(80)
Payments from the plan	623	424
Return on plan assets (excluding amounts included in net interest expenses)	(14)	(191)
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions
Actuarial gain (loss) arising from experience adjustments
Total effect on other comprehensive income for the period	(14)	(191)
Effect of changes in foreign exchange rates	(423)	13
by employer	(107)	(125)
by plan’s participants
Balance at ending	(2,085)	(2,225)
Net defined benefit liability (asset) [Member]
Schedule of Defined Benefit Obligation and Fair Value of Plan Assets [Line Items]
Balance at beginning	651	869
Current service cost	101	126
Net interest expense	29	42
Past service cost and effect of settlements	31	28
Total expense recognized in profit or loss for the period	160	196
Payments from the plan	(277)	(113)
Return on plan assets (excluding amounts included in net interest expenses)	(14)	(191)
Actuarial gain (loss) arising from changes in demographic assumptions
Actuarial gain (loss) arising from changes in financial assumptions	27	(13)
Actuarial gain (loss) arising from experience adjustments	(58)	36
Total effect on other comprehensive income for the period	(46)	(168)
Effect of changes in foreign exchange rates	269	(8)
by employer	(107)	(125)
by plan’s participants
Balance at ending	$ 454	$ 651